Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Schedule of prepaid expenses and other current assets

	2024		2023
Advances to suppliers	US$	11,615	US$	9,347
Prepaid insurance		9,604		9,175
Other prepaid expenses		9,109		13,057
Sales commission to travel agencies (Note 1c)		9,108		7,729
Flight credits		5,812		4,368
	US$	45,248	US$	43,676